SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
DisclosureOfCostOfSalesLineItems [Line Items]
Cost of revenue	$ 129,973	$ 101,088	$ 418,473	$ 371,252
Salaries And Benefits [Member]
DisclosureOfCostOfSalesLineItems [Line Items]
Cost of revenue			385,072	348,884
Software And Other [Member]
DisclosureOfCostOfSalesLineItems [Line Items]
Cost of revenue			32,306	20,356
Depreciation [Member]
DisclosureOfCostOfSalesLineItems [Line Items]
Cost of revenue			$ 1,095	$ 2,012